UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

California Municipal Bond Fund

Investor Class (PRXCX)

This semi-annual shareholder report contains important information about California Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund - Investor Class	$31	0.61%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$772,641
Number of Portfolio Holdings	387
Table Summary

Portfolio Turnover Rate	9.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
California	97.1%
Puerto Rico	3.8
Other	-0.9

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.7%
Health Care	15.1
Education	13.0
Housing	11.8
General Obligations - Local	10.7
Special Tax	4.6
Leasing	2.2
Industrial & Pollution Control	2.1
General Obligations - State	2.1
Other	17.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F80-053 10/26

California Municipal Bond Fund

Investor Class (PRXCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

California Municipal Bond Fund

I Class (TCFEX)

This semi-annual shareholder report contains important information about California Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$772,641
Number of Portfolio Holdings	387
Table Summary

Portfolio Turnover Rate	9.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
California	97.1%
Puerto Rico	3.8
Other	-0.9

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.7%
Health Care	15.1
Education	13.0
Housing	11.8
General Obligations - Local	10.7
Special Tax	4.6
Leasing	2.2
Industrial & Pollution Control	2.1
General Obligations - State	2.1
Other	17.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1096-053 10/26

California Municipal Bond Fund

I Class (TCFEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Municipal
Bond Fund
TCFEX California Municipal
Bond Fund–
.
I Class
(Formerly T. Rowe Price California Tax-Free
Bond Fund)

T. ROWE PRICE California Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 10.91 $ 10.88 $ 10.83 $ 10.52 $ 11.49 $ 11.80
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.36 0.34 0.31 0.30
Net realized and
unrealized gain/
loss (0.36) 0.02 0.05 0.31 (0.97) (0.27)
Total from
investment
activities (0.16) 0.40 0.41 0.65 (0.66) 0.03
Distributions
Net investment
income (0.19) (0.37) (0.36) (0.34) (0.30) (0.30)
Net realized gain — — — — (0.01) (0.04)
Total distributions (0.19) (0.37) (0.36) (0.34) (0.31) (0.34)
NET ASSET
VALUE
End of period $ 10.56 $ 10.91 $ 10.88 $ 10.83 $ 10.52 $ 11.49

T. ROWE PRICE California Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(1.48)% 3.82% 3.81% 6.26% (5.71)% 0.13%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.61%
(4)
0.59% 0.58% 0.57% 0.58% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.61%
(4)
0.59% 0.58% 0.57% 0.58% 0.53%
Net investment
income 3.61%
(4)
3.54% 3.30% 3.21% 2.87% 2.48%
Portfolio turnover
rate 9.9% 23.9% 16.5% 12.0% 28.3% 8.3%
Net assets, end
of period (in
thousands) $403,937 $412,584 $405,357 $382,476 $349,156 $455,003
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE California Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 10.90 $ 10.87 $ 10.82 $ 10.51 $ 11.49 $ 11.79
Investment
activities
Net investment
income
(1)(2)
0.20 0.39 0.37 0.35 0.32 0.31
Net realized and
unrealized gain/
loss (0.34) 0.02 0.05 0.31 (0.97) (0.26)
Total from
investment
activities (0.14) 0.41 0.42 0.66 (0.65) 0.05
Distributions
Net investment
income (0.20) (0.38) (0.37) (0.35) (0.32) (0.31)
Net realized gain — — — — (0.01) (0.04)
Total distributions (0.20) (0.38) (0.37) (0.35) (0.33) (0.35)
NET ASSET
VALUE
End of period $ 10.56 $ 10.90 $ 10.87 $ 10.82 $ 10.51 $ 11.49

T. ROWE PRICE California Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(1.30)% 3.97% 3.96% 6.40% (5.66)% 0.33%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.47%
(4)
0.45% 0.44% 0.44% 0.45% 0.43%
Net expenses
after waivers/
payments by
Price Associates 0.44%
(4)
0.44% 0.44% 0.44% 0.44% 0.43%
Net investment
income 3.78%
(4)
3.69% 3.44% 3.35% 3.01% 2.59%
Portfolio turnover
rate 9.9% 23.9% 16.5% 12.0% 28.3% 8.3%
Net assets, end
of period (in
thousands) $368,704 $373,052 $386,471 $361,111 $310,843 $245,613
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE California Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.9%
CALIFORNIA  97.1%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,019
Alum Rock Union Elementary School Dist., Series B, GO,
5.25%, 8/1/54 (1) 900 946
Bay Area Toll Auth., Series A, VRDN, 2.35%, 4/1/55  925 925
Bay Area Toll Auth., Series B, VRDN, 2.25%, 4/1/55  8,500 8,500
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,509
California, GO, 5.00%, 8/1/43 (3) 3,000 3,211
California, GO, 5.00%, 8/1/46 (3) 2,500 2,648
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,329
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,246
California Community Choice Fin. Auth., Clean Energy Project,
Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,800 4,077
California Community Choice Fin. Auth., Clean Energy Project,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,020
California Community Choice Fin. Auth., Clean Energy Project,
Series D, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,551
California Community Choice Fin. Auth., Clean Energy Project,
Series E, 5.00%, 7/1/35  1,675 1,795
California Community Choice Fin. Auth., Clean Energy Project,
Series E, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,294
California Community Choice Fin. Auth., Clean Energy Project,
Series E, VRDN, 5.00%, 10/1/56 (Tender 5/1/35)  4,000 4,211
California Community Choice Fin. Auth., Clean Energy Project,
Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,724
California Community Choice Fin. Auth., Clean Energy Project,
Series G, 5.00%, 10/1/34  3,500 3,697
California Community Choice Fin. Auth., Clean Energy Project,
Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,144
California Community Choice Fin. Auth., Clean Energy Project,
Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,375 8,941
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,821
California Community Housing Agency, Series A-1, 3.00%,
2/1/57 (4) 2,500 1,684
California County Tobacco Securitization Agency, Series A,
5.00%, 6/1/47  2,000 1,867
California EFA, Art Center College of Design, Series A, 4.00%,
12/1/39  1,245 1,144
California EFA, Art Center College of Design, Series A, 5.00%,
12/1/34  1,000 1,019
California EFA, Stanford Univ., 2.25%, 4/1/51  4,500 2,863

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 411
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 411
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  950 959
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 994
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 552
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,282
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  11,675 8,258
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,354
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  4,000 3,723
California HFFA, EL Camino Health, Series B, VRDN, 2.35%,
2/1/45  1,250 1,250
California HFFA, EL Camino Health, Series C, VRDN, 2.40%,
2/1/55  4,075 4,075
California HFFA, Kaiser Permanente, Series A-2, 4.00%,
11/1/44 (2) 5,535 5,296
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  16,300 17,387
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,411
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,027
California HFFA, Sutter Health, Series A, 5.50%, 11/15/52  1,885 2,027
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,259 1,283
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,389 2,406
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,248 2,235
California Housing Fin. Agency, Series A, 4.75%, 8/1/45  4,000 4,028
California Housing Fin. Agency, Series A, 4.95%, 8/1/50  4,000 3,991
California Housing Fin. Agency, Series B, 4.35%, 2/1/43  4,000 3,871
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,192
California Infrastructure & Economic Dev. Bank, 5.00%, 5/15/44  2,000 2,120
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,464
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  2,080 2,084
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,111

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 996
California Infrastructure & Economic Dev. Bank, Los Angeles
County Museum of Art Project, 5.00%, 7/1/56  3,175 3,245
California Infrastructure & Economic Dev. Bank, Los Angeles
County Museum of Art Project, 5.50%, 7/1/56  5,500 5,858
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 4,729
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.335%, 11/20/40  2,781 2,685
California Municipal Fin. Auth., Series 2026-1, Class A1, 4.05%,
7/20/41  1,643 1,555
California Municipal Fin. Auth., Series 2026-2, Class A1, 4.50%,
3/20/48 (Tender 7/1/36)  1,750 1,757
California Municipal Fin. Auth., Series 2026-2, Class A2, 4.50%,
3/20/48 (Tender 7/1/36)  765 748
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (4) 600 589
California Municipal Fin. Auth., Baptist Univ., Series A, 5.375%,
11/1/45 (4) 775 784
California Municipal Fin. Auth., Baptist Univ., Series A, 5.625%,
11/1/54 (4) 500 498
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 300
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,680
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,921
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 570
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,763
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,525
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  2,865 2,901
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  90 87
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 262
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 352
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 260
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,204

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,057
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 2,680 2,595
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,841
California Municipal Fin. Auth., Clay Lacy Aviation Facilities,
6.00%, 1/1/55 (4)(5) 1,250 1,295
California Municipal Fin. Auth., County of Placer - Placer One,
5.25%, 9/1/45  3,000 3,027
California Municipal Fin. Auth., County of Placer - Placer One,
Series B, 5.125%, 9/1/55  300 294
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,008
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,564
California Municipal Fin. Auth., Gateways Hospital and Mental
Health Centers, Series A, 5.25%, 9/1/55  1,175 1,166
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 369
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 319
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 400 399
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 879
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 912
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,435
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(5) 2,845 2,548
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (5) 3,000 2,618
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (5) 1,500 1,518
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 5,500 5,529
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,724
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,799
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 819
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 880

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,019
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,048
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 385
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 359
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,063
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 841
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,155
California Municipal Fin. Auth., SAC Health System, 6.00%,
9/1/56  2,000 2,172
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,848
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,865 5,566
California Municipal Fin. Auth., The Learning Choice Academy,
Series A, 5.50%, 7/1/65  1,500 1,379
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45  1,450 1,431
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,039
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  4,190 4,281
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,027
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 985 924
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 899
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 879
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 500
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 500
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,780 1,780
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,374
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,537
California PFA, The Marisol, Series A, VRDN, 5.10%, 4/1/66
(Tender 4/1/33) (4) 2,000 1,993
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 4,150 3,900
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/32 (4) 500 516
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 1,824

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 2,000 1,789
California School Fin. Auth., John Adams Academies, Series A,
5.125%, 7/1/62 (4) 1,680 1,482
California School Fin. Auth., Kipp LA Project, Series A, 5.00%,
7/1/47 (4) 745 720
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 947
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,037
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,794
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 2,150 2,036
California School Fin. Auth., Larchmont Charter School Project,
6.25%, 6/1/65 (4) 1,935 1,994
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 688
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 1,950
California School Fin. Auth., Partnerships to Uplift Communities
Project, 5.50%, 8/1/47 (4) 525 488
California State Univ., Series A, 5.00%, 11/1/57  3,000 3,110
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,290
California Statewide CDA, 4.75%, 9/2/55  1,000 939
California Statewide CDA, 5.00%, 9/2/40  1,055 1,069
California Statewide CDA, 5.375%, 9/2/52  2,490 2,508
California Statewide CDA, Series A, 4.75%, 9/2/40  1,280 1,290
California Statewide CDA, Series B, 5.00%, 9/2/40  700 721
California Statewide CDA, Series B, 5.00%, 9/2/45  1,405 1,434
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,234
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,524
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,251
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,001
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,000
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,121
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,005
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,853
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,309
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 394

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 176
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,735
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,786
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 791
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 940
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,000
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 381
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 677
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 3,915
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 501
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 4,750 4,758
California Statewide CDA, Maison 613 Project, Series A,
6.625%, 9/2/62 (4) 3,000 3,018
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 764
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,821
California Statewide CDA, Odd Fellows Home, Series A,
5.00%, 4/1/46  310 321
California Statewide CDA, Odd Fellows Home, Series A,
5.00%, 4/1/47  300 308
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  820 831
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,007
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,007
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,067
California Statewide CDA, Statewide Community Infrastructure
Program, Series C, 5.00%, 9/2/44  470 460
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,247
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,006

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,710
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 130
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 156
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 104
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 130
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,330
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,277
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-1, 3.00%, 8/1/56 (4) 3,000 2,018
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,816
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,305
CSCDA Community Improvement Auth., 1818 Platinum
Triangle-Anaheim, 3.25%, 4/1/57 (4) 2,250 1,597
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 1,857
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,935 2,502
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,629
Cupertino Union School Dist., Series A, GO, 5.75%, 8/1/45  1,165 1,317
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,670
Del Mar Race Track Auth., 5.00%, 10/1/36  700 702
Eastern Municipal Water District Community Facilities District,
Series 80, 5.00%, 9/1/45  950 951
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/44  1,405 1,502
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/45  1,500 1,595
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  1,890 1,721
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,577
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 179
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 254
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 159

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 161
Fullerton Joint Union High School Dist., Series A, GO, 4.00%,
8/1/47  1,690 1,594
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  40,000 3,728
Inglewood Unified School Dist., Series B, GO, 5.50%, 8/1/44  1,000 1,092
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,642
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,129
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,266
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 513
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,269
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 372
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 440
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 389
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 263
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 36
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (7) 645 674
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,180
Lompoc Valley Medical Center, 5.00%, 2/1/41  1,400 1,370
Lompoc Valley Medical Center, 5.00%, 2/1/46  1,450 1,391
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,378
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/42  2,000 2,099
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/43  2,000 2,091
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/44  1,025 1,068
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (5) 1,300 1,312
Los Angeles County Metropolitan Transportation Auth., I-105
Expresslanes Project, Series A, 5.50%, 6/1/51 (3) 4,500 4,753
Los Angeles County Public Works Fin. Auth., Series J, 5.50%,
12/1/54  5,000 5,375
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (5) 1,000 736
Los Angeles Dept. of Airports, 5.00%, 5/15/47 (5) 3,580 3,611

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (5) 3,480 3,566
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (5) 5,225 4,866
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (5) 500 510
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/42 (5) 1,250 1,255
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (5) 1,000 1,007
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36
(Prerefunded 9/3/26) (5)(8) 1,200 1,200
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (5) 1,000 1,024
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (5) 1,000 1,022
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/35 (5) 1,080 1,178
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (5) 1,500 1,337
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/51 (3)(5) 4,775 4,997
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (5) 5,000 5,196
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/46 (5) 1,725 1,548
Los Angeles Unified School Dist., Series A-1, GO, 5.00%,
7/1/45  8,250 8,693
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 1,936
Moreno Valley Unified School Dist., Series A, GO, 5.25%,
8/1/41 (2) 1,005 1,111
Moreno Valley Unified School Dist., Series E, GO, 5.25%,
8/1/42 (2) 1,000 1,100
Newport Beach, Series A, 4.125%, 9/2/38  570 559
Newport Beach, Series A, 5.00%, 9/2/43  640 648
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (5) 2,000 2,007
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (5) 6,170 6,173
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,161
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/46 (2) 4,500 4,708
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,693
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (1)(6) 380 360
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 250 237
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (1) 3,870 3,671
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 500 474

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 2,888
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/45  500 508
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/50  750 746
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(5) 1,350 1,275
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,933
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 502
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,375
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,489
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,025
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 880
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 455
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 532
Pleasanton Unified School Dist., GO, 5.00%, 8/1/45  2,665 2,833
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (5) 750 805
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (5) 1,000 1,064
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,518
Regents of the Univ. of California Medical Center Pooled
Revenue, Series K, VRDN, 2.25%, 5/15/47  1,030 1,030
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 7,233
River Islands PFA, 5.00%, 9/1/55  1,000 935
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,791
Riverside Unified School Dist., 5.00%, 9/1/40  560 555
Riverside Unified School Dist., 5.00%, 9/1/45  1,185 1,191
Sacramento City Unified School Dist., Series C, GO, 5.00%,
8/1/45 (1) 2,700 2,766
Sacramento County Airport, Series A, 5.25%, 7/1/44 (5) 1,375 1,443
Sacramento County Airport, Series A, 5.25%, 7/1/45 (5) 1,750 1,831
Sacramento County Airport, Series C, 5.00%, 7/1/36 (5) 4,000 4,085
Sacramento Metropolitan Fire Dist., Series A, GO, 4.00%,
8/1/52  8,280 7,518
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,741
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,119
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 1,955

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,728
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (5) 2,540 2,282
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (5) 1,500 1,295
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (5) 2,500 2,089
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (5) 1,215 1,256
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (5) 1,000 1,026
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (5) 600 611
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (5) 4,675 4,684
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (5) 650 698
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/43 (5) 1,875 1,984
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/50 (5) 5,445 5,591
San Diego County Regional Airport Auth., Series B, 5.50%,
7/1/55 (5) 3,350 3,485
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 488
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 915
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 733
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 2,936
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 988
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 350
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 613
San Francisco City & County Airport Commercial-San Francisco
Int'l. Airport, Series A, 5.50%, 5/1/56 (5) 4,370 4,568
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (5) 3,000 3,128
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (5) 3,710 3,808
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/49 (5) 1,500 1,488

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/42 (5) 5,000 5,029
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (5) 4,000 4,130
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (5) 4,500 4,786
San Francisco City & County Int'l. Airport, Commissions,
Series D, 5.50%, 5/1/55 (5) 8,275 8,627
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (5)(8) 155 156
San Francisco Public Utilities Commission Water Revenue,
Series A, 5.00%, 11/1/42  900 971
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,089
San Francisco Unified School Dist., Series B, GO, 5.00%,
6/15/48 (3) 1,885 1,965
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,373
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,071
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (5) 505 505
San Luis Coastal Unified School Dist., Series B, GO, 4.00%,
8/1/54  2,000 1,821
San Marcos Unified School Dist., Series A, GO, 5.00%, 8/1/45  885 942
Santa Barbara Community College Dist., Series A, GO, 6.00%,
8/1/55  5,000 5,557
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/42 (1) 500 540
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/43 (1) 1,285 1,383
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/45 (1) 350 373
Southern California Public Power Auth., Clean Energy Project,
Series A, 5.00%, 11/1/33  3,425 3,602
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,596
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,238
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  1,740 1,586
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,737
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,500 1,468
Univ. of California Regents, Series AL-4, VRDN, 2.25%, 5/15/48  7,300 7,300

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 3,728
Univ. of California Regents, Series CF, 5.00%, 11/15/45  350 371
Univ. of California Regents, Series CF, 5.00%, 11/15/46  400 423
Univ. of California Regents, Series CH, 5.50%, 5/15/43  3,825 4,261
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,700
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 565
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 631
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 325
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 274
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,038
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,028
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,657
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,674
West Sacramento Enhanced Infrastructure Fin. Dist. No. 1,
5.00%, 9/1/40 (1) 800 854
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (1) 440 440
749,921
PUERTO RICO  3.8%
Municipality of San Juan Puerto Rico, Series A, GO, 5.25%,
7/1/45  325 338
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,576 2,548
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 5,016 3,636
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,656
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 309
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,323
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 291
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 558
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 320
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 1,992

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 19
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 166
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 48
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 226
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 74
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 92
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 55
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 48
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 22
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 59
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 44
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 19
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 181
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 52
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 18
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,615 2,586
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,225

T. ROWE PRICE California Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 969
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,582
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,000 978
29,567
Total Municipal Securities (Cost $792,421) 779,488
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,800 1,645
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,258 2,717
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,130) 4,362
Total Investments in Securities
101.5% of Net Assets
(Cost $797,551) $ 783,850
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Insured by Build America Mutual Assurance Company
(3) When-issued security
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $72,141 and represents 9.3% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Prerefunded date is used in determining portfolio maturity.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Non-income producing
(11) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA Community Development Administration/Authority
EFA Educational Facility Authority
GO General Obligation
HFFA Health Facility Financing Authority

T. ROWE PRICE California Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $797,551) $ 783,850
Interest receivable 8,561
Receivable for shares sold 446
Cash 15
Other assets 31
Total assets 792,903
Liabilities
Payable for investment securities purchased 17,625
Payable for shares redeemed 1,619
Investment management fees payable 251
Due to affiliates 27
Other liabilities 740
Total liabilities 20,262
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 772,641
Net Assets Consist of:
Total distributable earnings (loss) $ (34,057)
Paid-in capital applicable to 73,168,448 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 806,698
NET ASSETS $ 772,641
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $403,937; Shares outstanding: 38,243,867) $ 10.56
I Class
(Net assets: $368,704; Shares outstanding: 34,924,581) $ 10.56

T. ROWE PRICE California Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 16,545
Expenses
Investment management 1,504
Shareholder servicing
Investor Class $ 308
I Class 29 337
Prospectus and shareholder reports
Investor Class 5
I Class 3 8
Proxy and annual meeting 107
Custody and accounting 107
Legal and audit 38
Registration 25
Directors 1
Miscellaneous 7
Waived / paid by Price Associates (65)
Total expenses 2,069
Net investment income 14,476
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,450)
Change in net unrealized gain / loss on securities (23,872)
Net realized and unrealized gain / loss (25,322)
DECREASE IN NET ASSETS FROM OPERATIONS $ (10,846)

T. ROWE PRICE California Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,476 $ 27,335
Net realized loss (1,450) (5,541)
Change in net unrealized gain / loss (23,872) 6,493
Increase (decrease) in net assets from operations (10,846) 28,287
Distributions to shareholders
Net earnings
Investor Class (7,250) (13,833)
I Class (6,949) (13,101)
Decrease in net assets from distributions (14,199) (26,934)
Capital share transactions
*
Shares sold
Investor Class 43,650 120,701
I Class 32,432 55,849
Distributions reinvested
Investor Class 6,536 12,387
I Class 4,180 7,761
Shares redeemed
Investor Class (45,718) (127,145)
I Class (29,030) (77,098)
Increase (decrease) in net assets from capital
share transactions 12,050 (7,545)
Net Assets
Decrease during period (12,995) (6,192)
Beginning of period 785,636 791,828
End of period $ 772,641 $ 785,636
*Share information (000s)
Shares sold
Investor Class 4,068 11,439
I Class 3,024 5,270
Distributions reinvested
Investor Class 610 1,167
I Class 391 732
Shares redeemed
Investor Class (4,260) (12,054)
I Class (2,708) (7,339)
Increase (decrease) in shares outstanding 1,125 (785)

T. ROWE PRICE California Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California
Municipal Bond Fund (the fund), formerly the T. Rowe Price California Tax-
Free Bond Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade
California municipal bonds. The fund has two classes of shares: the California
Municipal Bond Fund (Investor Class) and the California Municipal Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE California Municipal Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE California Municipal Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE California Municipal Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE California Municipal Bond Fund

Valuation Inputs   On August 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $102,298,000 and
$75,630,000, respectively, for the six months ended August 31, 2026.

T. ROWE PRICE California Municipal Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$22,042,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $797,551,000. Net unrealized loss aggregated
$13,701 at period-end, of which $6,210 related to appreciated investments and
$19,911 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.

T. ROWE PRICE California Municipal Bond Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $137,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE California Municipal Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $64,000 for
Price Associates and $88,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $(65)

T. ROWE PRICE California Municipal Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE California Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE California Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Municipal Bond Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the third quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Municipal Bond Fund

for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F80-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026